Reclamation and Closure Cost Provisions - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Undiscounted value of the provision	$ 225.4	$ 214.9
Security for reclamation	$ 90.3	$ 54.6
Bottom of range
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Future cash flows using inflation rates	2.00%	2.00%
Future cash flow discount rate	3.00%	3.00%
Top of range
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Future cash flows using inflation rates	4.10%	3.50%
Future cash flow discount rate	10.60%	9.00%